Income Tax - Income Tax Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense [Abstract]
Current Tax	$ 10,784,385	$ 8,300,692	$ 5,224,982
Deferred Tax	(4,529,975)	545,345	(947,132)
Inflation adjustment for prior period (see Note 15.5)	(4,182,243)	(2,175,295)	(3,166,423)
Income tax expense	$ 2,072,167	$ 6,670,742	$ 1,111,427	$ 555,002	$ 647,945	$ 264,257